UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

                                            11995 El Camino Real, Suite 303

                                                San Diego, CA

                                                              92130

                                                            (Address of principal executive offices)

                                                                                 (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

	Schedule of Investments
	September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,650	Honeywell, Inc.	$ 136,875
4,100	United Technologies Corp.	212,544
		349,419	3.73%

Beverages
3,300	Diageo PLC	191,433	2.04%

Biological Products
3,500	Amgen, Inc. *	278,845	2.97%

Bottled & Canned Soft Drinks
2,500	Pepsico, Inc.	141,775	1.51%

Commercial Banks, NEC
6,600	Citigroup Inc.	300,432	3.20%

Computer Communications Equipment
8,200	Cisco Systems, Inc. *	146,944	1.57%

Computer Storage Devices
11,500	EMC Corp. *	148,810	1.59%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic, Inc.	160,860	1.72%

Electronic & Other Electrical
8,750	General Electric Co.	294,613	3.14%

Electronic Computers
4,000	Dell Computer Corp. *	136,800
3,000	International Business Machines, Inc.	240,660
		377,460	4.03%

Electronic Connectors
5,200	TYCO Laboratories, Inc.	144,820	1.55%

Exchange Traded Fund
2,900	NASDAQ 100	114,434	1.22%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	218,396	2.33%

Food & Kindred Products
2,000	Unilever NV	142,900	1.52%
Miscellaneous Manufacturing
8,000	International Game Technology	216,000	2.30%

Motors & Generators
2,550	Emerson Electric Co.	183,090	1.95%

National Commercial Banks
6,124	Bank of America Corp.	257,820
6,640	Morgan (J.P.) & Co. , Inc.	225,295
2,600	PNC Bank Corp.	150,852
3,000	State Street Corp.	146,760
4,250	Wachovia Corp.	202,258
		982,985	10.49%

Paper Mills
2,800	Kimberly Clark Corp.	166,684	1.78%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate Palmolive Co.	197,963	2.11%

Petroleum Refining
4,300	British Petroleum PLC	304,655
5,000	ChevronTexaco Corp.	323,650
4,800	Exxon Mobil Corp.	304,992
		933,297	9.95%

Pharmaceutical Preparations
4,000	Abbott Laboratories	169,600
2,000	Amylin Pharmaceuticals, Inc. *	69,580
8,500	Bristol Myers Squibb Co.	204,510
5,900	Merck & Co. , Inc.	160,539
10,500	Pfizer, Inc.	262,185
		866,414	9.24%

Plastic Materials, Synthetic Resins
2,350	PPG Industries, Inc.	139,097	1.48%

Primary Production of Aluminum
3,500	Aluminum Co. of America, Inc.	85,470	0.91%

Pumps & Pumping Equipment
2,000	ITT Industries, Inc.	227,200	2.42%

Radio & TV Broadcasting
3,500	L-3 Communications Holdings, Inc.	276,745
3,500	Qualcomm, Inc.	156,625
		433,370	4.62%

Retail-Drug Stores and Properties
3,000	Walgreen Co.	130,350	1.39%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	127,116	1.36%

Savings Institutions, Not Federal
10,000	New York Community Bankcorp, Inc.	164,000	1.75%

Semiconductors & Related Devices
6,600	Intel Corp.	162,690	1.74%

Services-Prepackaged Software
8,750	Microsoft Corp.	225,138
7,500	Symantec Corp. *	169,950
		395,088	4.21%

Special Industry Machinery, NE
6,000	Applied Materials, Inc.	101,760	1.09%

Surgical & Medical Instruments
3,500	Baxter International Inc.	139,545
3,000	Boston Scientific Corp. *	70,110
		209,655	2.24%

Telephone & Telegraph Apparatus
2,050	Plantronics Inc.	63,161	0.67%

Television Broadcasting Stations
5,500	Univision Communications, Inc. *	145,915	1.56%

Wholesale-Groceries & Related
4,000	Sysco Corp.	125,480	1.34%

Wholesale-Medical & Dental
4,000	Johnson & Johnson Inc.	253,120	2.70%

Total for Common Stock (Cost - $8,160,645)		$ 9,321,043	99.42%

Cash Equivalents
45,699	First American Treasury Obligation Fund Cl A 2.81% **	45,699	0.49%
	(Cost - $45,699)

	Total Investments	9,366,741	99.91%
	(Cost - $8,206,344)

	Other Assets Less Liabilities	8,963	0.09%

	Net Assets	$ 9,375,704	100.00%

* Non-Income producing securities.

** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual repot.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

      Stephen J. Cohen

      President

Date:             11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:             11/22/05

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:             11/22/05